Accounting policies (Schedule of Changes in Financial Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance, beginning	$ 680	$ 0
Change in fair value of warrant derivative liability	(394)	150
Change In Financial Liabilities Issuance Of Warrants		530
Balance, ending	$ 286	$ 680